13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

6/30/2003

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	August 14, 2003

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		24

Form 13F Information Table Value Total:	$305,781 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
                                                                                                            SOLE      NONE
MONTPELIER RE HOLDINGS LTD    SHS         G62185-10-6  7,165       226,739.000          SOLE                SOLE
ACADIA REALTY TRUST           SH BEN INT  004239-10-9  80,756      8,825,753.000        SOLE                8,072,294 753,459
ACCREDITED HOME LENDERS       COM         00437P-10-7  4,121       211,977.000          SOLE                SOLE
BROCADE COMMUNICATIONS SYS    COM         111621-10-8  171         28,951.000           SOLE                SOLE
CIENA CORP                    COM         171779-10-1  209         40,495.000           SOLE                SOLE
CONCUR TECHNOLOGIES INC       COM         206708-10-9  365         36,122.000           SOLE                SOLE
CORIXA CORP                   COM         21887F-10-0  334         43,155.000           SOLE                SOLE
E-LOAN INC                    COM         26861P-10-7  305         54,975.000           SOLE                SOLE
FELCOR LODGING TRUST          COM         31430F-10-1  11,342      1,444,878.000        SOLE                SOLE
FOREST CITY ENTERPRISES INC   CL A        345550-10-7  2,674       64,500.000           SOLE                SOLE
GALYANS TRADING INC           COM         36458R-10-1  261         18,483.000           SOLE                SOLE
HILTON HOTELS CORP            COM         432848-10-9  464         36,300.000           SOLE                SOLE
IHOP CORP                     COM         449623-10-7  2,630       83,300.000           SOLE                SOLE
ISHARES TR                    MSCI EAFE   464287-46-5  30,110      278,000.000          SOLE                SOLE
MORGAN STANLEY ASIA PAC FD    COM         61744U-10-6  24,445      3,006,755.000        SOLE                SOLE
MORGAN STANLEY                GOVT INC TR 61745P-10-6  69,085      7,517,400.000        SOLE                SOLE
NETFLIX INC                   COM         64110L-10-6  857         33,532.000           SOLE                SOLE
RAYONIER INC                  COM         754907-10-3  5,110       154,850.000          SOLE                SOLE
SPDR TR                       COM         78462F-10-3  53,013      543,000.000          SOLE                SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  10,839      1,520,200.000        SOLE                SOLE
SUN MICROSYSTEMS INC          COM         866810-10-4  54          11,681.000           SOLE                SOLE
TIVO INC                      COM         888706-10-8  288         86,691.000           SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  265         13,743.000           SOLE                SOLE
WYETH                         COM         983024-10-0  919         20,176.000           SOLE                SOLE


TOTAL                                                  305,781     24,301,656.000